Transactions with Related Parties	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 14:- TRANSACTIONS WITH RELATED PARTIES

The Company's policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Fritz Companies Israel T. Ltd. ("Fritz")

Fritz is a logistics company which is owned, in part, by the Chairman of the Board since March 2018. The Company has an ongoing logistic contract with Fritz. During the nine months ended September 30, 2021 and 2020 logistic service fees amounted to $3,481 and $2,659, respectively. As of September 30, 2021, and December 31, 2020, the Company had trade payables balances due to this related party in amounts of $587 and $1,546, respectively.

2.	Accord Insurance Agency Ltd. ("Accord")

The Company maintains a business relationship with Accord Insurance Agency Ltd., or Accord, a company which is an insurance agency that is owned in part and controlled, by the Chairman of the Board. Accord is the Company's insurance agent for most of its insurance policies. During the nine months ended September 30, 2021 and 2020 total premium under the contracts was $289 and $742, respectively.

3.	Priority Software Ltd. ("Priority")

Priority is the Company’s ERP solution provider, which is owned, in part, by a few of the Company’s Board members. During the nine months ended September 30, 2021 and 2020 maintenances fees and additional licenses acquired amounted to $172 and $61 respectively As of September 30, 2021 and December 31, 2020, the Company had trade payables balances due to this related party in amount of $0 and $65, respectively.

4.	Tritone Technologies Ltd. (“Tritone”)

On September 13, 2020, the Company entered into a sublease agreement with Tritone Technologies Ltd., whose CEO is a director of the Company and whose one of its shareholders is an equity fund controlled by the chairman of the Board, for the sublease of 192 square meters in Rosh Ha’Ayin. The term of the lease is 24 months until September 12, 2022, with an option to extend the term by additional 12 months. The rent under the sublease is approx. $2 per month. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord. As of September 30, 2021 and December 31, 2020, the Company had a trade receivable balance due from this related party in an amount of $5 and $3, respectively.

5.	Magalcom Ltd. (“Magalcom”)

The Company entered into a transaction with Magalcom which is owned, in part and controlled, by the Chairman of the Board, for the replacement of communication equipment in its conference rooms. Total consideration to be paid to Magalcom pursuant to this transaction is approximately $650. During the nine months ended September 30, 2021 and 2020 service fees amounted to $518 and $0 respectively. As of September 30, 2021 and December 31, 2020, the Company had a trade payables balance due to this related party in an amount of $404 and $9, respectively.